CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2018
CONTINGENT LIABILITIES AND COMMITMENTS [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS
NOTE 9:-	CONTINGENT LIABILITIES AND COMMITMENTS

a.
The Company has entered into commercial real estate lease agreements which consist of the office building and production plant. The leases are under non-cancellable terms and mature over 1-9 years. In December 2017, the Company signed a lease agreement for a production plant which will be effective upon fulfillment of the suspending condition as described in the lease agreement.

The future minimum lease fees payable as of December 31, 2018 are as follows:

First year	$1,803
Second through fifth years	2,522
After fifth year	2,395

$6,720

b.	The Company rents vehicles under an operating lease agreement, for a fixed monthly fee of $13. The leases are under non-cancellable terms and mature over 1-3 years.

c.
The Company is obligated to pay royalties to the Government of Israel through the IIA at the rates of 3% to 4% on sales proceeds from products developed through the grants received from the IIA. The maximum amount of royalties payable to the Government of Israel is limited to 100% of the grants received, linked to the dollar and bearing interest at the LIBOR rate. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required. The Company expects to incur sales that will trigger payments of royalties starting in 2020. As of December 31, 2018, the Company’s aggregate contingent obligations for payments to the IIA, based on royalty-bearing participation received or accrued amounted to $34,197 (including interest of $4,916).